Consolidated Statement of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Cash flows from operating activities
Net income	[1],[2]	$ 7,892	$ 7,450
Adjustment for:
Net interest income	[1],[2],[3]	(19,252)	(18,262)
Depreciation and amortization	[2]	1,760	1,820
Provision for credit losses	[2]	4,051	3,422
Impairment on investments in associates	[2]	343	185
Equity-settled share-based payment expense	[2]	13	14
Net gain on sale of investment securities	[2]	(48)	(129)
Net (gain)/loss on divestitures	[2]	136	(367)
Net income from investments in associated corporations	[2]	(198)	(153)
Income tax expense	[2]	2,032	2,221
Changes in operating assets and liabilities:
Trading assets	[2]	(11,370)	(2,689)
Securities purchased under resale agreements and securities borrowed	[2]	108	(18,966)
Loans	[2]	(17,712)	4,414
Deposits	[2]	(816)	19,478
Obligations related to securities sold short	[2]	(1,690)	(4,616)
Obligations related to securities sold under repurchase agreements and securities lent	[2]	28,753	15,937
Net derivative financial instruments	[2]	4,159	2,080
Other, net	[2]	457	(161)
Interest and dividends received	[2]	61,292	56,916
Interest paid	[2]	(42,273)	(34,731)
Income tax paid	[2]	(1,985)	(2,139)
Net cash from/(used in) operating activities	[2]	15,652	31,724
Cash flows from investing activities
Interest-bearing deposits with financial institutions	[2]	25,557	(23,538)
Purchase of investment securities	[2]	(108,281)	(100,919)
Proceeds from sale and maturity of investment securities	[2]	76,794	94,875
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash acquired	[2]		895
Property and equipment, net of disposals	[2]	(489)	(442)
Other, net	[2]	(1,031)	(911)
Net cash from/(used in) investing activities	[2]	(7,450)	(30,040)
Cash flows from financing activities
Proceeds from issue of subordinated debentures	[2]	1,000	1,447
Redemption of subordinated debentures	[2]	(3,250)	(78)
Proceeds from preferred shares and other equity instruments issued	[2]	1,004
Redemption of preferred shares	[2]	(300)
Proceeds from common shares issued	[2]	1,945	1,402
Cash dividends and distributions paid	[2]	(5,670)	(5,422)
Distributions to non-controlling interests	[2]	(88)	(101)
Payment of lease liabilities	[2]	(303)	(325)
Other, net	[2]	(3,176)	311
Net cash from/(used in) financing activities	[2]	(8,838)	(2,766)
Effect of exchange rate changes on cash and cash equivalents	[2]	(131)	190
Net change in cash and cash equivalents	[2]	(767)	(892)
Cash and cash equivalents at beginning of year	[2],[4]	10,173	11,065
Cash and cash equivalents at end of year	[2],[4]	$ 9,406	$ 10,173

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[4]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 7).